FAIR VALUE MEASUREMENTS (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2021	$ 3,971.6
Balance, December 31, 2022	4,425.1
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2021	728.6
Balance, December 31, 2022	535.9
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2021	19.3
Balance, December 31, 2022	20.0
Marketable securities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2021	40.4
Balance, December 31, 2022	6.1
Marketable securities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2021	0.4
Reduction in value of marketable securities	0.0
Change in fair value reported in OCI, net of income taxes	0.0
Balance, December 31, 2022	$ 0.4